Supplementary Cash Flow Information	12 Months Ended
Dec. 31, 2018
Supplementary Cash Flow Information
Supplementary Cash Flow Information

Note 22 Supplemental Cash Flow Information

Equipment Acquired Under Capital Lease Obligations and Software Acquired Under License Agreements

The Company acquired approximately $8.4 million, $40.8 million and $1.8 million of equipment under capital lease obligations in 2018, 2017 and 2016, respectively. The Company acquired approximately $14.8 million and $8.5 million of software under license agreements in 2018 and 2017, respectively. The amount of software acquired under license agreements in 2016 was insignificant. Additionally, the Company acquired $52.2 million of software through vendor financing and other arrangements in 2018.